Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Jul. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	For the Years Ended July 31,
	2012	2011	2010
Cash paid during the year for:
Interest	$592,525	$208,906	$210,082
Income taxes	$—	$—	$—

Disclosure of non-cash investing and financing activities:

Year Ended July 31, 2012
Issuance of common stock as payment of dividends on preferred stock	$485,190

Year Ended July 31, 2011
Issuance of common stock as payment of dividends on preferred stock	$347,760
Issuance of common stock as satisfaction of accounts payable and accrued expenses	$1,110,867

Year Ended July 31, 2010
Issuance of common stock in satisfaction of accounts payable and accrued expenses	$3,012,595